Related Party Balances and Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Related Party Transaction [Line Items]
Management fees	$ 97,950	$ 86,079	$ 187,437	$ 138,155
Consulting fees	135,953	107,687	356,180	110,287	$ 167,942	$ 206,913
President and Interim Chief Executive Officer
Related Party Transaction [Line Items]
Management fees	37,511	0	79,378	0
Chief Financial Officer and a director
Related Party Transaction [Line Items]
Management fees	25,232	0	47,900	0		9,425
Accounting fees	0	11,611	0	18,519
Consulting fees					37,791	29,531
Former director and former President
Related Party Transaction [Line Items]
Management fees	8,333	66,992	16,666	100,646
Corporate Secretary
Related Party Transaction [Line Items]
Management fees	25,322	7,476	30,989	18,990
Consulting fees	1,552	0	3,103	0
Former Chief Executive Officer and former director
Related Party Transaction [Line Items]
Management fees	$ 0	$ 0	$ 9,401	$ 0	$ 90,696	$ 66,759